Summary of Share Options Granted (Parenthetical) (Detail) (USD $)	1 Months Ended
Dec. 13, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per option	$ 0.43
Number of trading days	30 days